SUMMARY OF PRINCIPAL ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2019
SUMMARY OF PRINCIPAL ACCOUNTING POLICIES
Basis of presentation

(a) Basis of presentation

The consolidated financial statements of the Group have been prepared in accordance with generally accepted accounting principles in the United States ("U.S. GAAP").

The accompanying consolidated financial statements have been prepared assuming that the Group will continue as a going concern, which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business. The realization of assets and the satisfaction of liabilities in the normal course of business are dependent on, among other things, the Group's ability to generate cash flows from operations, and the Group's ability to arrange adequate financing arrangements, including the renewal or rollover of its bank borrowings, to support its working capital requirements.

As of December 31, 2019, the Group's current liabilities exceed its current assets by $270.8 million. Additionally, the Company had capital commitments of $53.9 million relating to the purchases of property, plant and equipment to be fulfilled in the next twelve months.

Such negative working capital may raise substantial doubt about the Group's ability to continue as a going concern, which indicates that it is probable that the Group will be unable to meet its obligations as they become due within one year after the date that the financial statements are issued.

However, the management has evaluated the significance of the conditions and regards the going concern assumption as appropriate based on the following considerations:

1. The Group generated net income and positive cash flow from operations for three consecutive years with a net operating cash inflow of $180.0 million for the year ended December 31, 2019.

2. In connection with the completion of the polysilicon Phase 4A expansion project in Xinjiang, the nameplate capacity of polysilicon increased from 30,000 MT per annum to 70,000 MT per annum starting from January 2020. The Company is expecting more operating cash flow will be generated and unit cost will be furthered reduced starting the year ending December 31, 2020.

3. The Group has performed a review of its cash flow forecasts for the twelve month period after the date that the financial statements are issued and believes that its operating cash flow will be positive.

Furthermore, the management also has plans to alleviate substantial doubt about its ability to continue as a going concern:

1. On February 25, 2020, the Group obtained a letter of financial support from Daqo Group which has committed to provide sufficient financial support to the Group to ensure the Group has the funds required to satisfy its obligations as they come due in the normal course during the twelve months after the date that the financial statements are issued.

2. While there can be no assurance that the Group will be able to refinance its short-term bank borrowings as they become due, historically, the Group has renewed or rolled over most of its short term bank loans upon the maturity of the loans and believes the Group will continue to be able to do so.

Based on the above factors and plans, management believes that adequate sources of liquidity will exist to fund the Group's working capital and capital expenditures requirements, and to meet its short term debt obligations, other liabilities and commitments as they become due during the twelve month period after the date that the financial statements are issued.

Basis of consolidations	(b) Basis of consolidations The consolidated financial statements include the financial statements of the Group. All intercompany transactions and balances have been eliminated upon consolidation.
Use of estimates

(c) Use of estimates

The preparation of consolidated financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the consolidated financial statements and the amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. The Group bases its estimates on historical experience and various other factors believed to be reasonable under the circumstances, the results of which form the basis for making judgments about the carrying value of assets and liabilities that are not readily apparent from other sources. Management has made significant estimates in a variety of areas, including but not limited to allowance for doubtful accounts, useful lives and residual values of long-lived assets, impairment for long lived assets, valuation allowances for deferred tax assets, interest capitalization and certain assumptions used in the computation of share-based compensation and related forfeiture rates.

Concentration of credit risk

(d) Concentration of credit risk

Financial instruments that potentially expose the Group to concentrations of credit risk consist primarily of cash and cash equivalents, restricted cash, accounts receivable and notes receivable.

The Group places its cash, cash equivalents and restricted cash in various financial institutions in the PRC. The Group believes that no significant credit risk exists as these banks are principally government-owned financial institutions with high credit ratings.

Accounts receivable represent those receivables derived in the ordinary course of business. The Group conducts credit evaluations of customers to whom credit terms are extended. The Group establishes an allowance for doubtful accounts mainly based on aging of the receivables and other factors surrounding the credit risk of specific customers. There is no allowance for doubtful accounts as of December 31, 2018 and 2019, based on the aging of the receivables and the Group’s assessment of the customers’ credit risk.

There is one customer that accounted for 10% or more of accounts receivable amounted to $1,087,719 as of December 31, 2018. There is another customer that accounted for 10% or more of accounts receivable amounted to $13,287 as of December 31, 2019.

From time to time, certain accounts receivable balances are settled in the form of notes receivable. As of December 31, 2018 and 2019, notes receivable represents bank acceptance drafts that are non-interest bearing and due within six to twelve months.

Cash and cash equivalents

(e) Cash, cash equivalents and restricted cash

Cash and cash equivalents consist of cash on hand and demand deposits, which are unrestricted as to withdrawal and use, and which have maturities of three months or less when purchased.

Restricted cash of $28,609,307 and $62,609,361 as of December 31, 2018 and 2019, respectively, are restricted bank deposits for notes issued by several banks for purchases of raw materials, plant and equipment and pledge of short-term bank borrowings. These deposits carry fixed interest rates and will be released when the related notes or debts are settled by the Group.

short-term investments

(f) Short-term investments

Short-term investments include wealth management products with variable interest rates or principal not-guaranteed with certain financial institutions, whereby the Group has the intent and the ability to hold to maturity within one year. The Group classifies the short-term investments as "held-to-maturity" securities and stated at amortized cost.

For investments classified as held-to-maturity securities, the Group evaluates whether a decline in fair value below the amortized cost basis is other-than-temporary in accordance with ASC 320. The other-than-temporary impairment loss is recognized in earnings equal to the excess of the investments’ amortized cost basis over its fair value at the balance sheet date of the reporting period for which the assessment is made. No impairment loss in relation to its short-term investments was recorded for the year ended December 31, 2018 and 2019.

Allowance for Doubtful Accounts

(g) Allowance for doubtful accounts

The Group determines its allowance for doubtful accounts by actively monitoring the financial condition of its customers to determine the potential for any nonpayment of trade receivables. In determining its allowance for doubtful accounts, the Group also considers other economic factors, such as aging trends. The Group believes that its process of specific review of customers combined with overall analytical review provides an effective evaluation of ultimate collectability of trade receivables. Provisions for allowance for doubtful accounts are recorded as general and administrate expense in the consolidated statements of operations.

Inventories

(h) Inventories

Inventories are stated at lower of cost or net realizable value. Costs are determined using weighted average costs. Costs comprise direct materials, direct labor and overhead costs incurred in bringing the inventories to their present location and condition. The Group writes down the cost of excess inventories to the estimated net realizable value based on historical and forecasted demand. Estimated net realizable value is measured as the estimated selling price of each class of inventory in the ordinary course of business less estimated costs of completion and disposal. The charges to inventories for the years ended December 31, 2017, 2018 and 2019 were nil,  $851,008, and $326,598, respectively, of which $851,008 for the year ended December 31, 2018 is from discontinued operations.

Property, plant and equipment

(i) Property, plant and equipment

Property, plant and equipment are recorded at cost less accumulated depreciation. Depreciation is recognized on a straight-line basis over the following estimated useful lives:

Buildings and plant	30	years
Machinery and equipment	15	years
Furniture, fixtures and equipment	3-5	years
Motor vehicles	6	years

The Group reassesses the reasonableness of the estimates of useful lives and residual values of long-lived assets when events or changes in circumstances indicate that the useful lives and residual values of a major asset or a major category of assets may not be reasonable. Factors that the Group considers in deciding when to perform an analysis of useful lives and residual values of long-lived assets include, but are not limited to, significant variance of a business or product line in relation to expectations, significant deviation from industry or economic trends, and significant changes or planned changes in the use of the assets. The analysis will be performed at the asset or asset category with the reference to the assets’ conditions, current technologies, market, and future plan of usage and the useful lives of major competitors.

Costs incurred on construction are capitalized and transferred to property, plant and equipment upon completion, at which time depreciation commences.

Interest expense incurred for construction of property, plant, and equipment is capitalized as part of the costs of such assets. The Group capitalizes interest to the extent that expenditures to construct an asset have occurred and interest costs have been incurred. Interest expense capitalized for the years ended December 31, 2017, 2018 and 2019 was $47,507,  $1,203,547 and $6,608,928, respectively.

Prepaid land use rights

(j) Prepaid land use rights

All land in the PRC is owned by the PRC government. The PRC government, according to PRC law, may sell the land use rights for a specified period of time. The Group’s land use rights in the PRC are stated at cost less recognized lease expenses. Lease expense is recognized over the term of the agreement on a straight-line basis. The Group recorded lease expenses of $572,722,  $586,034 and $582,469, for the years ended December 31, 2017, 2018 and 2019, respectively.

Impairment of long-lived assets

(k) Impairment of long-lived assets

The Group evaluates its long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset group may not be recoverable. Factors that the Group considers in deciding when to perform an impairment review include, but are not limited to significant under-performance of a business or product line in relation to expectations, significant negative industry or economic trends, and significant changes or planned changes in the use of the assets. An impairment analysis is performed at the lowest level of identifiable independent cash flows for an asset or asset group. The Group makes subjective judgments in determining the independent cash flows that can be related to a specific asset group based on the asset usage model and manufacturing capabilities. The Group measures the recoverability of assets that will continue to be used in the operations by comparing the carrying value of the asset group to the estimate of the related total future undiscounted cash flows. If an asset group’s carrying value is not recoverable through the related undiscounted cash flows, the impairment loss is measured by comparing the difference between the asset group’s carrying value and its fair value. The Group determines the fair value of an asset or asset group utilizing estimated future discounted cash flows and incorporates assumptions that it believes marketplace participants would utilize.

For the years ended December 31, 2017, 2018 and 2019, the Group recorded impairment losses for long-lived assets associated with discontinued operations of $2,987,668,  $18,769,938 and nil, respectively. Out the recorded total impairment losses, impairment losses of $2,987,668,  $11,482,905 and nil incurred in 2017, 2018 and 2019 respectively, were related to the polysilicon assets identified as non-transferrable and/or not able to be reutilized by its Xinjiang polysilicon manufacturing or expansion projects. The remaining impairment losses of $7,287,033 incurred in 2018 were related to the assets of discontinued wafer manufacturing operations. No impairment loss for long-lived assets was recorded from continuing operations.

Lease

(l) Lease

Before January 1, 2019, the Group used the Accounting Standards Codification ("ASC Topic 840"), Leases, each lease is classified at the inception date as either a capital lease or an operating lease. All the Group's leases are classified as operating lease under ASC Topic 840. The Group's reporting for periods prior to January 1, 2019 continued to be reported in accordance with Leases (Topic 840).

In February 2016, the FASB issued Accounting Standards Updates ("ASU") 2016-02, which supersedes existing guidance on accounting for leases in ASC Topic 840-Leases ("ASC 840") and generally requires all leases, including operating leases, to be recognized in the statement of financial position of lessees as right-of-use ("ROU") assets and lease liabilities, with certain practical expedients available.

The Group has lease for its corporate and administrative office located in Shanghai. At the commencement of the lease, management determines its classification as an operating lease. The Group recognizes the associated lease expense on a straight-line basis over the term of the lease beginning on the date of initial possession, which is generally when the Group enters the leased premises and begins to make improvements in preparation for its intended use.

At the commencement date of a lease, the Group recognizes a lease liability for future fixed lease payments and a ROU asset representing the right to use the underlying asset during the lease term. The future fixed lease payments are discounted using the incremental borrowing rate for its January 1, 2019 adoption of ASC 842 and at the commencement date of the lease for agreements commencing after adoption, as the rate implicit in the lease is not readily determinable. The Group uses the parent company's incremental borrowing rate as the discount rate for the lease as the group is unable to secure outside funding on their own without a parent company guarantee based on the nature of their business and structure within the group.

For the initial measurement of the lease liabilities, the Group uses the discount rate as of the commencement date of the lease, incorporating the entire lease term. Current maturities and long-term portions of operating lease liabilities are classified as lease liabilities, current and lease liabilities, non-current, respectively, in the consolidated balance sheets. The lease liabilities, current were $84,819 and lease liabilities - long term portion were $77,323 for the year ended December 31, 2019.

The ROU asset is measured at the amount of the lease liabilities with adjustments, if applicable, for lease prepayments made prior to or at lease commencement, initial direct costs incurred and lease incentives. There is no variable lease payments of the Group. The Right-of-use assets were $196,628 for the year ended December 31, 2019.

Revenue recognition

(m) Revenue recognition

As of January 1, 2018, the Company adopted ASU 2014‑09 Revenue from Contracts with Customers - Topic 606 and all subsequent ASUs that modified ASC 606. The Company has elected to apply the ASU and all related ASUs retrospectively to each prior reporting period presented. The implementation of the guidance had no impact on the measurement or recognition of revenue of prior periods, however, additional disclosures have been added in accordance with the ASU.

The Group’s revenue is all derived from the sale of polysilicon from the polysilicon segment, which is the only remaining segment after the discontinuation of the wafer business in September 2018. The sale of polysilicon is all in PRC and the Group’s operations is in one PRC location, Xinjiang. Revenue cannot be disaggregated to a lower level or more than one categories to provide meaningful information. See Note 18 Segment Information. The Group recognizes sale of polysilicon at a point in time following the transfer of control of the products to the customers, which occurs upon delivery according to the terms of the underlying contracts. The Group’s standalone selling prices are based on the prices charged to customers for the single performance obligation which is transfer of control of polysilicon upon delivery to the customers.

Variable consideration that could affect the Group’s reported revenues is sales returns, which would be recorded as a reduction of revenue. Return rights of defective products are typically contractually limited, which allows sales returns within a period ranging from 3 to 30 days upon delivery. Sales returns have been nil for each reporting period presented. No warranties, incentives, or rebates arrangements has been offered to customers.

For majority of the sales arrangements, the Group requires payments prior to shipments. For customers with trade credit granted on a short-term basis within 30 days, the Group records accounts receivable at the invoiced amount, net of an estimated allowance for doubtful accounts. As of December 31, 2018 and 2019, accounts receivable totaled $1,180,598 and $13,287, respectively. The Group did not record any allowance for doubtful accounts as of December 31, 2018 and 2019. Advances from customers are to secure their polysilicon supply, which are applied against future purchases. Contract liabilities represent our obligations to transfer polysilicon for which the Group have received considerations from customers. The Group refers to contract liabilities as “advances from customers” on the consolidated financial statements and the related disclosures. The balance in the short-term and long-term advances from customers was $17.5 million and $35.2 million as of December 31, 2018 and 2019, respectively. Revenue recognized from the beginning advances from customers balance as of January 1, 2018 and January 1, 2019 was $16.4 million and $10.2 million, respectively.

Practical Expedients and Exemptions

The Group apply the new revenue standard requirements to a portfolio of contracts (or performance obligations) with similar characteristics for transactions where it is expected that the effects on the financial statements of applying the revenue recognition guidance to the portfolio would not differ materially from applying this guidance to the individual contracts (or performance obligations) within that portfolio. Therefore, the Group have elected the portfolio approach in applying the new revenue guidance.

The Group’s revenue contracts provide for performance obligations that are fulfilled and transfer control to customers at point in time, involve the same pattern of transfer to the customer, and provide a right to consideration from our customers in an amount that corresponds directly with the value to the customer for the performance completed. Therefore, the Group  recognize revenue in the amount to which the Group have a right to invoice.

The Group generally expense incremental costs of obtaining a contract when incurred because the amortization period would be less than one year. These costs primarily relate to sales commissions and are recorded in selling, general and administrative expenses.

Cost of revenues

(n) Cost of revenues

Cost of revenues consists of production related costs including costs of silicon raw materials, electricity and other utilities, consumables, direct labor, overhead costs, depreciation of property, plant and equipment, and manufacturing waste treatment processing fees. Cost of revenues does not include shipping and handling expenses, therefore the Group’s cost of revenues may not be comparable to other companies which include such expenses in their cost of revenues.

Shipping and handling

(o) Shipping and handling

Costs to ship products to customers are recorded as selling expenses in the consolidated statements of operations. Costs to ship products to customers were $4,099,716,  $4,474,956 and $6,311,797, respectively, for the years ended December 31, 2017, 2018 and 2019.

Research and development expenses

(p) Research and development expenses

Research and development expenses include materials and utilities consumed in research and development activities, payroll and related costs and depreciation of property and equipment associated with the research and development activities, which are expensed when incurred. The Group’s research and development activities are mainly focused on technical improvement to improve the production volume, efficiency and lower unit cost.

Government subsidies

(q) Government subsidies

The Group receives unrestricted cash subsidies from local government agencies. The government agencies, at their discretion, determine the amount of the subsidies with reference to fixed assets and land use right payments, value-added tax and income taxes paid, bank loan interest expenses paid or electricity consumed by the Group; The subsidies are unrestricted as to use and can be utilized by the Group in any manner it deems appropriate. The Group has utilized, and expects to continue to utilize, these subsidies to fund general operating expenses. The Group records unrestricted cash government subsidies as other operating income in the consolidated statements of operations. Unrestricted cash government subsidies received for the years ended December 31, 2017, 2018 and 2019 were $3,704,144,  $13,136,922 and $5,576,300, respectively. Government grants related to fixed assets are recorded as long term liabilities and amortized on a straight-line basis over the useful life of the associated asset as an offset to depreciation expense. The Group did not receive any government grants related to fixed assets during the years ended December 31, 2017, 2018 and 2019.

Income taxes

(r) Income taxes

Deferred income taxes are recognized for temporary differences between the tax bases of assets and liabilities and their reported amount in the consolidated financial statements, net operating loss carry-forwards and credits by applying enacted tax rates applicable to future years. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be realized. Current income taxes are provided in accordance with the laws of the relevant taxing authorities. Deferred tax assets and liabilities are measured using enacted rates expected to apply to taxable income in which temporary differences are expected to be realized or settled. The effect on deferred tax assets and liabilities of changes in tax rates is recognized in the statement of operations in the period of the enactment of the change.

Share-based compensation

(s) Share-based compensation

The Group recognizes share-based compensation in the consolidated statements of operations based on the fair value of equity awards on the date of the grant, with compensation expense recognized over the period in which the grantee is required to provide service to the Group in exchange for the equity award. The fair value of share options is determined using the Binomial option pricing model and the fair value of restricted share units ("RSUs") is determined with reference to the fair value of the underlying shares on the grant date. The Group has made an estimate of expected forfeiture and is recognizing compensation costs only for those equity awards expected to vest. The share-based compensation expenses have been categorized as either selling, general and administrative expenses or cost of sales, depending on the job functions of the grantees. A change in any of the terms or conditions of share options is accounted for as a modification of stock options. The Company calculates the incremental compensation cost of a modification as the excess of the fair value of the modified option over the fair value of the original option immediately before its terms are modified, measured based on the share price and other pertinent factors at the modification date. For vested options, the Company recognizes incremental compensation cost in the period the modification occurred. For unvested options, the Company recognizes, over the remaining requisite service period, the sum of the incremental compensation cost and the remaining unrecognized compensation cost for the original award on the modification date. For the years ended December 31, 2017, 2018 and 2019, the Group recognized share-based compensation expense of $4,200,273,  $13,788,049 and $17,896,942, respectively, which was recognized in the statements of operations as follows:

	Year ended December 31,
	2017	2018	2019
Selling, general and administrative expenses	$3,679,145	$12,461,838	$15,463,171
Cost of revenues	521,128	1,326,211	2,083,771
Research and development expenses	—	—	350,000
Total	$4,200,273	$13,788,049	$17,896,942

Earnings (loss) per ordinary share

(t) Earnings (loss) per ordinary share

Basic earnings (loss) per ordinary share is computed by dividing the net income attributable to ordinary shares by the weighted average number of ordinary shares outstanding during the year.

Diluted earnings (loss) per ordinary share is calculated by dividing net income attributable to ordinary shareholders as adjusted for the effect of dilutive ordinary equivalent shares, if any, by the weighted average number of ordinary shares and dilutive ordinary share equivalents outstanding during the year. Diluted earnings per share is computed using the treasury stock method.

Foreign currency translation

(u) Foreign currency translation

The reporting currency of the Group is the United States dollar (“U.S. dollar”). The functional currency of the Group is the U.S. dollar. Monetary assets and liabilities denominated in other currencies other than the U.S. dollar are translated into U.S. dollar at the rates of exchange in effect at the balance sheet dates. Transactions dominated in currencies other than the U.S. dollar during the year are converted into U.S. dollar at the applicable rates of exchange prevailing when the transactions occur. Transaction gains and losses are recorded in the statements of operations.

The financial records of the Group’s PRC subsidiaries are maintained in Chinese Renminbi (“RMB”), which is their functional currency. Assets and liabilities are translated at the exchange rates at the balance sheet date. Equity accounts are translated at historical exchange rates. Revenues, expenses, gains and losses are translated at average rate of exchange prevailing during the periods presented. Translation adjustments are reported as cumulative translation adjustments and are shown as a separate component of other comprehensive income in the statement of changes in equity and comprehensive income.

The RMB is not a freely convertible currency. The State Administration for Foreign Exchange of People’s Republic of China, under the authority of the People’s Bank of China, controls the conversion of RMB into foreign currencies. The value of the RMB is subject to changes in central government policies and to international economic and political developments affecting supply and demand in the China foreign exchange trading system market. The Group’s aggregate amount of cash, cash equivalents and restricted cash denominated in RMB amounted to $81,476,636 and $113,101,494 as of December 31, 2018 and 2019, respectively.

Comprehensive income (loss)

(v) Comprehensive income (loss)

Comprehensive income (loss) is the change in equity during a period from transactions and other events and circumstances from non-shareholder sources and included net income and foreign currency translation adjustments. As of December 31, 2017, 2018 and 2019, accumulated other comprehensive income (loss) was comprised entirely of foreign currency translation adjustments.

Fair value of financial instruments

(w) Fair value of financial instruments

The Group estimates fair value of financial assets and liabilities as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (also referred to as an exit price). The fair value measurement guidance establishes a hierarchy for inputs used in measuring fair value that gives the highest priority to observable inputs and the lowest priority to unobservable inputs. Valuation techniques used to measure fair value shall maximize the use of observable inputs.

•	Level 1—Valuation techniques in which all significant inputs are unadjusted quoted prices from active markets for assets or liabilities that are identical to the assets or liabilities being measured.
•

Level 2—Valuation techniques in which significant inputs include quoted prices from active markets for assets or liabilities that are similar to the assets or liabilities being measured and/or quoted prices for assets or liabilities that are identical or similar to the assets or liabilities being measured from markets that are not active. Also, model-derived valuations in which all significant inputs and significant value drivers are observable in active markets are Level 2 valuation techniques.

•

Level 3—Valuation techniques in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are valuation technique inputs that reflect the Group’s own assumptions about the assumptions that market participants would use to price an asset or liability.

When available, the Group measures the fair value of financial instruments based on quoted market prices in active markets, valuation techniques that use observable market-based inputs or unobservable inputs that are corroborated by market data. Pricing information the Group obtains from third parties is internally validated for reasonableness prior to use in the consolidated financial statements. When observable market prices are not readily available, the Group generally estimates fair value using valuation techniques that rely on alternate market data or inputs that are generally less readily observable from objective sources and are estimated based on pertinent information available at the time of the applicable reporting periods. In certain cases, fair values are not subject to precise quantification or verification and may fluctuate as economic and market factors vary and the Group’s evaluation of those factors changes. Although the Group uses its best judgment in estimating the fair value of these financial instruments, there are inherent limitations in any estimation technique. In these cases, a minor change in an assumption could result in a significant change in its estimate of fair value, thereby increasing or decreasing the amounts of the Group’s consolidated assets, liabilities, shareholders’ equity and net income or loss.

The Group’s financial instruments include cash and cash equivalents, restricted cash, short-term investments, accounts receivable, notes receivable, amount due from related parties, accounts payable, notes payable, payables for purchase of property, plant and equipment, amounts due to related parties and bank borrowings. The carrying amounts of these short-term financial instruments approximate their fair values due to the short-term maturity of these instruments.

The Group’s long-term bank borrowing consists of floating rate loans. The fair value of long-term borrowings is measured using discounted cash flow technique based on current rates for comparable loans on the respective valuation date and is therefore considered a level 2 measurement. The long-term bank borrowings approximate their fair values because market interest rates have not fluctuated significantly since the commencement of loan contracts signed.

Noncontrolling interest

(x) Non-controlling interest

The Group classified the ownership interest in the consolidated entity held by a party other than the Group to non-controlling interest in the consolidated financial statements. It also reported the consolidated net income at amounts that include the amounts attributable to both the parent and the non-controlling interest on the face of the Consolidated Statements of Operations.

Investment in an affiliate

(y) Investment in an affiliate

In January 2016, the Financial Accounting Standards Board ("FASB") issued ASU 2016-01 Financial Instruments-Overall: Recognition and Measurement of Financial Assets and Financial Liabilities. The ASU requires equity investments (except those accounted for under the equity method of accounting or those that result in consolidation of the investee) to be measured at fair value with changes in fair value recognized in net income. Subsequent to ASU 2016-02, the FASB issued ASU 2018-03, "Technical Corrections and Improvements to Financial Instruments-Overall (Subtopic 825-10): Recognition and Measurement of Financial Assets and Financial Liabilities" to clarify certain narrow aspects of guidance concerning the recognition of financial assets and liabilities established in ASU 2016-01.

The Group adopted ASC 321, Investments-Equity Securities on January 1, 2018. Prior to fiscal year 2018, for investee companies over which the Group do not have significant influence or a controlling interest, it were accounted for using the cost method of accounting, measured at cost less other-than-temporary impairment. Starting from fiscal year 2018, for equity securities without readily determinable fair value that do not qualify for the practical expedient to estimate fair value using net asset value per share, the Group elected to use the measurement alternative to measure those investments at cost, minus impairment, if any, plus or minus changes resulting from observable price changes in orderly transactions for identical or similar investments of the same issuer.

On February 17, 2016, the Group paid $581,581 to acquire 15.29% equity interest in Syned Fire Safety Service Co., Ltd. ("Syned Fire Safety Services"), a company engaging in fire safety activities. The Group measured the investment using the measurement alternative (cost method investment prior to January 1, 2018) as Syned Fire Safety Service is a private company without readily determinable fair value.

The Group reviews its investment in Syed Fire Safety Service to determine whether a decline in fair value below the carrying value, if any, is other-than-temporary. No impairment loss occurred during the years ended December 31, 2017, 2018 and 2019. Although assumptions used in estimates of fair value of the investment in Syed Fire Safety Service are management best estimates, such assumptions are, by nature, highly judgmental and may vary significantly from actual results.

Adoption of New Accounting Pronouncement

(z) Adoption of new accounting pronouncement

In February 2016, the FASB issued ASU 2016‑02, Leases. This ASU requires lessees to recognize right-of-use assets and liabilities for operating leases, initially measured at the present value of the lease payments, on the balance sheet. In addition, it requires lessees to recognize a single lease cost, calculated so that the cost of the lease is allocated over the lease term, generally on a straight-line basis. The definition of a lease has been revised in regards to when an arrangement conveys the right to control the use of the identified asset under the arrangement which may result in changes to the classification of an arrangement as a lease. The ASU expands the disclosure requirements of lease arrangements. This ASU is effective for fiscal years and interim periods within those years beginning after December 15, 2018, and early adoption is permitted.

In July 2018, the FASB issued ASU 2018‑11, Leases (Topic 842): Targeted Improvements, which provided an optional transition method to apply the new lease requirements through a cumulative-effect adjustments in the period of adoption. The Group adopted the standard in the first quarter of 2019 using the modified retrospective method and did not restate comparative periods, as permitted by the standard. In addition, the Group elected the transition practical referred to as the “package of three”, that must be taken together and allows entities to (1) not reassess whether existing contracts contain leases, (2) carryforward the existing lease classification, and (3) not reassess initial direct costs associated with existing leases.

The Group adopted ASC Topic 842-Leases ("ASC 842") on January 1, 2019 using the modified retrospective transition approach under ASU 2018-11, without adjusting comparative periods presented. The Group elected the practical expedient package to not reassess prior conclusions related to contracts containing leases, lease classification, and initial direct costs for any existing leases and the Group elected to use hindsight in determining the lease term. The adoption did not have a material impact on the Group's consolidated statements of operations or consolidated statements of cash flows, and the adoption of ASC 842 did not result in a cumulative-effect adjustment to retained earnings. Related accounting policies adopted refer to Note 2(l) Leases.

Recent accounting pronouncements

(aa) Recent accounting pronouncements not yet adopted

In June 2016, the FASB issued ASU 2016‑13, Credit Losses, Measurement of Credit Losses on Financial Instruments. This ASU significantly changes how entities will measure credit losses for most financial assets and certain other instruments that are not measured at fair value through net income. The standard will replace today’s incurred loss approach with an expected loss model for instruments measured at amortized cost. Entities will apply the standard’s provisions as a cumulative-effect adjustment to retained earnings as of the beginning of the first reporting period in which the guidance is effective. This ASU is effective for public entities for annual and interim periods beginning after December 15, 2019. Early adoption is permitted for all entities for annual periods beginning after December 15, 2019, and interim periods therein.

The amendments in this Update should be applied on a modified-retrospective basis by means of a cumulative-effect adjustment to the opening balance of retained earnings balance in the statement of financial position as of the date that an entity adopted the amendments in Update 2016-13. The Group does not expect that the related disclosures and the effects upon adoption are material.

In August 2018, the FASB issued ASU 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement, which changes certain disclosure requirements, including those related to Level 3 fair value measurements. The standard will be effective for annual reporting periods beginning after December 15, 2019. Early adoption is permitted. The Group does not expect that the related disclosures and the effects upon adoption are material.